Initial Public Offering	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

Note 3 — Initial Public Offering

On July 17, 2020, the Company consummated the Initial Public Offering of 30,000,000 Units at $10.00 per Unit, generating gross proceeds of $300.0 million. On July 24, 2020, the underwriters exercised the over-allotment option in full and purchased an additional 4,500,000 Over-Allotment Units, generating additional gross proceeds of $45.0 million. The Company incurred total offering costs of approximately $19.5 million in underwriting fees (inclusive of approximately $12.1 million in deferred underwriting fees).

Each Unit consists of one Class A ordinary share, par value $0.0001 and one-half of one redeemable warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

NOTE 4. INITIAL PUBLIC OFFERING

On July 17, 2020, the Company consummated the Initial Public Offering of 30,000,000 Units at $10.00 per Unit, generating gross proceeds of $300.0 million. On July 24, 2020, the underwriters exercised the over-allotment option in full and purchased an additional 4,500,000 Over-Allotment Units, generating additional gross proceeds of $45.0 million. The Company incurred total offering costs of approximately $19.5 million in underwriting fees (inclusive of approximately $12.1 million in deferred underwriting fees).

Each Unit consists of one Class A ordinary share, par value $0.0001 and one-half of one redeemable Warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).